Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Changes in the Allowances for Credit Losses of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Provision (reversal) for credit losses	₩ (1,095)	₩ 8,504	₩ 5,234
Financial assets at fair value through profit or loss and financial investments | Non-impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	28	39
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	(20)	(4)
Provision (reversal) for credit losses	263	(11)
Others	0	4
Ending	271	28	39
Financial assets at fair value through profit or loss and financial investments | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	16,820	9,908
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	(533)	(1,568)
Provision (reversal) for credit losses	(1,358)	8,512
Others	255	(32)
Ending	15,184	16,820	9,908
Financial assets at fair value through profit or loss and financial investments | Impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	76	73
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	0	0
Provision (reversal) for credit losses	0	3
Others	0	0
Ending	₩ 76	₩ 76	₩ 73